LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2014
Long-term bank loan [Line Items]
Schedule of contractual maturities of loans
Year	Amount

2016	4,576
2017	4,576
Total long-term bank loan	9,152

Long-Term Bank Loan [Member]
Long-term bank loan [Line Items]
Schedule of Long-term debt
	As of December 31
	2013	2014
Loan from China Construction Bank, Tianjin branch, at 6.72% per annum	8,201	9,152
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,920	-
Total long-term bank loan	13,121	9,152